Annual Total Returns - Franklin VolSmart Allocation VIP Fund [BarChart] - FTVIP Class 2-71 - Franklin VolSmart Allocation VIP Fund - Class 2	Mar. 01, 2021
Bar Chart Table:
Annual Return 2014	3.60%
Annual Return 2015	(3.12%)
Annual Return 2016	4.39%
Annual Return 2017	15.54%
Annual Return 2018	(6.93%)
Annual Return 2019	17.82%